Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

General

See the Glossary of Defined Terms included in exhibit 99.1 of this Current Report for terms used throughout the consolidated financial statements and related notes of this Form 8-K.

The accounting and reporting policies are in accordance with GAAP. Additionally, where applicable, the policies conform to the accounting and reporting guidelines prescribed by bank regulatory authorities. The following is a summary of the more significant accounting policies.

Nature of Operations

BB&T is a FHC organized under the laws of North Carolina. BB&T conducts operations through a bank subsidiary, Branch Bank, and nonbank subsidiaries. Branch Bank’s offices are concentrated primarily in the southeastern and mid-Atlantic United States. BB&T provides a wide range of banking services to individuals, businesses and municipalities. BB&T offers a variety of loans and lease financing to individuals and entities primarily within BB&T’s geographic footprint, including insurance premium financing; permanent CRE financing arrangements; loan servicing for third-party investors; direct consumer finance loans to individuals; credit card lending; automobile financing; factoring and equipment financing. BB&T also markets a wide range of other services, including deposits; discount and full service brokerage, annuities and mutual funds; life insurance, property and casualty insurance, health insurance and commercial general liability insurance on an agency basis and through a wholesale insurance brokerage operation; merchant services; trust and retirement services; comprehensive wealth advisory services; asset management and capital markets services.

Principles of Consolidation

The consolidated financial statements include the accounts of BB&T Corporation and those subsidiaries that are majority owned by BB&T or over which BB&T exercises control. Intercompany accounts and transactions are eliminated in consolidation. The results of operations of companies or assets acquired are included from the dates of acquisition. All material wholly-owned and majority-owned subsidiaries are consolidated unless GAAP requires otherwise.

BB&T holds investments in certain legal entities that are considered VIEs. VIEs are legal entities in which equity investors do not have sufficient equity at risk for the entity to independently finance its activities, or as a group, the holders of the equity investment at risk lack the power through voting or similar rights to direct the activities of the entity that most significantly impact its economic performance, or do not have the obligation to absorb the expected losses of the entity or the right to receive expected residual returns of the entity. Consolidation of a VIE is required if a reporting entity is the primary beneficiary of the VIE.

Investments in VIEs are evaluated to determine if BB&T is the primary beneficiary. This evaluation gives appropriate consideration to the design of the entity and the variability that the entity was designed to pass along, the relative power of each party, and to BB&T’s relative obligation to absorb losses or receive residual returns of the entity, in relation to such obligations and rights held by each party. During 2015, BB&T disposed of its variable interests in its Tender Option Bond program trusts, which allowed for tax-advantaged financing of certain debt instruments issued by tax-exempt entities. BB&T was considered the primary beneficiary of the Tender Option Bond program trusts, resulting in the consolidation of their assets and liabilities in prior years. BB&T also has variable interests in certain entities that were not required to be consolidated, including affordable housing and other partnership interests. Refer to the "Commitments and Contingencies" note for additional disclosures regarding BB&T’s significant VIEs.

BB&T accounts for unconsolidated partnerships and certain other investments using the equity method of accounting. BB&T records its portion of income or loss in other noninterest income in the Consolidated Statements of Income. These investments are periodically evaluated for impairment. BB&T also has investments in, and future funding commitments to, private equity investments, which are accounted for based on BB&T’s ownership and control rights specific to each investment.

Reclassifications

Certain amounts reported in prior periods’ consolidated financial statements have been reclassified to conform to the current presentation. Such reclassifications had no effect on previously reported cash flows, shareholders’ equity or net income.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change include the determination of the ACL, determination of fair value for financial instruments, valuation of goodwill, intangible assets and other purchase accounting related adjustments, benefit plan obligations and expenses, and tax assets, liabilities and expense.

Business Combinations

BB&T accounts for business combinations using the acquisition method of accounting. The accounts of an acquired entity are included as of the date of acquisition, and any excess of purchase price over the fair value of the net assets acquired is capitalized as goodwill.

BB&T typically issues common stock and/or pays cash for an acquisition, depending on the terms of the acquisition agreement. The value of common shares issued is determined based on the market price of the stock as of the closing of the acquisition.

Cash and Cash Equivalents

Cash and cash equivalents include cash and due from banks, interest-bearing deposits with banks and Federal funds sold and securities purchased under resale agreements or similar arrangements. Cash and cash equivalents have maturities of three months or less. Accordingly, the carrying amount of such instruments is considered a reasonable estimate of fair value.

Restricted Cash

Restricted cash primarily represents amounts posted as collateral for derivatives in a loss position.

Securities

Marketable investment securities are classified as HTM, AFS or trading. Interest income and dividends on securities are recognized in income on an accrual basis. Premiums and discounts on debt securities are amortized as an adjustment to interest income using the effective interest method.  For MBS, prepayment speeds are evaluated quarterly in order to determine the estimated lives of the securities.  When the estimated lives of MBS are changed, the amortization of premiums or discounts is adjusted with a corresponding charge or credit to interest income as if the current estimated lives had been applied since the acquisition of the securities.

Debt securities are classified as HTM when BB&T has both the intent and ability to hold the securities to maturity. These securities are reported at amortized cost.

Debt securities that may be sold to meet liquidity needs arising from unanticipated deposit and loan fluctuations, changes in regulatory capital requirements or unforeseen changes in market conditions are classified as AFS. AFS securities are reported at estimated fair value, with unrealized gains and losses reported in AOCI, net of deferred income taxes, in the shareholders’ equity section of the Consolidated Balance Sheets. Gains or losses realized from the sale of AFS securities are determined by specific identification and are included in noninterest income.

Each HTM and AFS security in a loss position is evaluated for OTTI. BB&T considers such factors as the length of time and the extent to which the fair value has been below amortized cost, long term expectations and recent experience regarding principal and interest payments, BB&T’s intent to sell and whether it is more likely than not that the Company would be required to sell those securities before the anticipated recovery of the amortized cost basis. The credit component of an OTTI loss is recognized in earnings and the non-credit component is recognized in AOCI in situations where BB&T does not intend to sell the security and it is more-likely-than-not that BB&T will not be required to sell the security prior to recovery. Subsequent to recognition of OTTI, an increase in expected cash flows is recognized as a yield adjustment over the remaining expected life of the security based on an evaluation of the nature of the increase.

Trading account securities, which include both debt and equity securities, are reported at fair value and included in other assets in the Consolidated Balance Sheets. Unrealized fair value adjustments, fees, and realized gains or losses from trading account activities (determined by specific identification) are included in noninterest income. Interest income on trading account securities is included in interest on other earning assets.

LHFS

BB&T accounts for new originations of residential and commercial mortgage LHFS at fair value. BB&T accounts for the derivatives used to economically hedge the LHFS at fair value. The fair value of LHFS is primarily based on quoted market prices for securities collateralized by similar types of loans. Direct loan origination fees and costs related to LHFS are not capitalized and are recorded as mortgage banking income in the case of the direct loan origination fees and primarily personnel expense in the case of the direct loan origination costs. Gains and losses on sales of residential mortgage loans are included in mortgage banking income. Gains and losses on sales of commercial LHFS are included in other noninterest income.

BB&T sells a significant portion of its fixed-rate commercial and conforming residential mortgage loan originations, which are typically converted into MBS by FHLMC, FNMA and GNMA and subsequently sold to other third party investors. BB&T records these transactions as a sale when the transferred loans are legally isolated from BB&T’s creditors and the other accounting criteria for a sale are met. Gains or losses recorded on these transactions are based on the net carrying amount of the loans sold and the fair value of related mortgage servicing, which BB&T generally retains on loans sold. Since quoted market prices are not typically available, BB&T estimates the fair value of these retained interests using modeling techniques to determine the net present value of expected future cash flows. Such models incorporate management’s best estimates of key variables, such as prepayment speeds, servicing costs and discount rates, that would be used by market participants based on the risks involved.

Loans and Leases

The Company’s accounting methods for loans differ depending on whether the loans are originated or purchased, and if purchased, whether or not the loans reflect credit deterioration since the date of origination such that it is probable at the date of acquisition that BB&T will be unable to collect all contractually required payments.

Originated Loans and Leases

Loans and leases that management has the intent and ability to hold for the foreseeable future are reported at their outstanding principal balances net of any unearned income, charge-offs, and unamortized fees and costs. The net amount of nonrefundable loan origination fees and certain direct costs associated with the lending process are deferred and amortized to interest income over the contractual lives of the loans using the effective interest method.

BB&T classifies loans and leases as past due when the payment of principal and interest based upon contractual terms is greater than 30 days delinquent or if one payment is past due. When commercial loans are placed on nonaccrual status as described below, a charge-off is recorded, as applicable, to decrease the carrying value of such loans to the estimated recoverable amount. Retail loans are subject to mandatory charge-off at a specified delinquency date consistent with regulatory guidelines. As such, retail loans are subject to collateral valuation and charge-off, as applicable, when they are moved to nonaccrual status as described below.

Purchased Loans

Purchased loans are recorded at their fair value at the acquisition date. Credit discounts are included in the determination of fair value; therefore, an ALLL is not recorded at the acquisition date.

Purchased loans are evaluated upon acquisition and classified as either purchased impaired or purchased non-impaired. PCI loans reflect credit deterioration since origination such that it is probable at acquisition that BB&T will be unable to collect all contractually required payments. For PCI loans, expected cash flows at the acquisition date in excess of the fair value of loans are recorded as interest income over the life of the loans using a level yield method if the timing and amount of the future cash flows is reasonably estimable. Subsequent to the acquisition date, increases in cash flows over those expected at the acquisition date are recognized prospectively as interest income. Decreases in expected cash flows due to credit deterioration are recognized by recording an ALLL. For purchased non-impaired loans, the difference between the fair value and UPB of the loan at the acquisition date is amortized or accreted to interest income over the contractual life of the loans using the effective interest method. In the event of prepayment, the remaining unamortized amount is recognized in interest income.

TDRs

Modifications to a borrower’s debt agreement are considered TDRs if a concession is granted for economic or legal reasons related to a borrower’s financial difficulties that otherwise would not be considered. TDRs are undertaken in order to improve the likelihood of recovery on the loan and may take the form of modifications made with the stated interest rate lower than the current market rate for new debt with similar risk, other modifications to the structure of the loan that fall outside of normal underwriting policies and procedures, or in certain limited circumstances forgiveness of principal or interest. Modifications of PCI loans that are part of a pool accounted for as a single asset are not considered TDRs. TDRs can involve loans remaining on nonaccrual, moving to nonaccrual, or continuing on accruing status, depending on the individual facts and circumstances of the borrower. In circumstances where the TDR involves charging off a portion of the loan balance, BB&T typically classifies these TDRs as nonaccrual.

In connection with commercial TDRs, the decision to maintain a loan that has been restructured on accrual status is based on a current, well documented credit evaluation of the borrower’s financial condition and prospects for repayment under the modified terms. This evaluation includes consideration of the borrower’s current capacity to pay, which among other things may include a review of the borrower’s current financial statements, an analysis of cash flow available to pay debt obligations, and an evaluation of secondary sources of payment from the client and any guarantors. This evaluation also includes an evaluation of the borrower’s current willingness to pay, which may include a review of past payment history, an evaluation of the borrower’s willingness to provide information on a timely basis, and consideration of offers from the borrower to provide additional collateral or guarantor support. The credit evaluation may also include review of cash flow projections, consideration of the adequacy of collateral to cover all principal and interest and trends indicating improving profitability and collectability of receivables.

The evaluation of mortgage and retail loans includes an evaluation of the client’s debt to income ratio, credit report, property value, loan vintage, and certain other client-specific factors that impact their ability to make timely principal and interest payments on the loan.

Nonaccrual commercial TDRs may be returned to accrual status based on a current, well-documented credit evaluation of the borrower’s financial condition and prospects for repayment under the modified terms. This evaluation must include consideration of the borrower’s sustained historical repayment performance for a reasonable period (generally a minimum of six months) prior to the date on which the loan is returned to accrual status. Sustained historical repayment performance for a reasonable time prior to the TDR may be taken into account. In connection with retail TDRs, a NPL will be returned to accruing status when current as to principal and interest and upon a sustained historical repayment performance (generally a minimum of six months).

TDR classification may be removed for a loan upon the occurrence of a non-concessionary subsequent modification that is at market terms and within current underwriting guidelines.

NPAs

NPAs include NPLs and foreclosed property. Foreclosed property consists of real estate and other assets acquired as a result of customers’ loan defaults. BB&T’s policies for placing loans on nonaccrual status conform to guidelines prescribed by bank regulatory authorities. The majority of commercial loans and leases are placed on nonaccrual status when it is probable that principal or interest is not fully collectible, or generally when principal or interest becomes 90 days past due, whichever occurs first. Other lending subsidiaries’ loans, which includes both retail and commercial loans, are placed on nonaccrual status generally when principal and interest becomes 90 days past due. Direct retail, mortgage and sales finance loans are placed on nonaccrual status at varying intervals, based on the type of product, generally when principal and interest becomes between 90 days and 120 days past due. PCI loans are considered to be performing due to the application of the expected cash flows method.

Residential mortgage NPLs secured by 1-4 family properties are generally charged down to the fair value of the collateral securing the loan less costs to sell upon becoming 120 days past due, unless the shortfall is covered by private mortgage insurance. Nonperforming residential mortgage TDRs generally incur charge-offs at 120 days. If a known loss is identified prior to these time periods, the applicable charge-off occurs immediately. BB&T recognizes charge-offs on government guaranteed NPLs to the extent that the carrying value of the NPL exceeds the guaranteed amount.

During the fourth quarter of 2015, BB&T implemented a residential mortgage and direct retail lending policy change to move loans to nonaccrual status at 120 days past due instead of 180 days.

Charge-offs are recorded on revolving credit loans after they become 180 days past due and commercial bank card balances after they become 90 days past due. Unpaid fees and finance charges are reversed against interest income in the period in which the charge-off occurs. Other retail loans not secured by 1-4 family properties are charged down to the fair value of the collateral securing the loan less costs to sell upon becoming between 90 and 120 days past due, depending on the type of loan.

Secured retail loans discharged through bankruptcy are charged down to the fair value of the related collateral, and the remaining balance is placed on nonaccrual status.

Certain past due loans may remain on accrual status if management determines that it does not have concern over the collectability of principal and interest. Generally, when loans are placed on nonaccrual status, accrued interest receivable is reversed against interest income in the current period and amortization of deferred loan fees and expenses is suspended. Interest payments received thereafter are applied as a reduction to the remaining principal balance as long as concern exists as to the ultimate collection of the principal. Nonaccrual mortgage loans are accounted for using the cash basis. Loans and leases are generally removed from nonaccrual status when they become current as to both principal and interest and concern no longer exists as to the collectability of principal and interest.

Assets acquired as a result of foreclosure are subsequently carried at the lower of cost or net realizable value. Net realizable value equals fair value less estimated selling costs. Any excess of cost over net realizable value at the time of foreclosure is charged to the ALLL. NPAs are subject to periodic revaluations of the collateral underlying impaired loans and foreclosed real estate. The periodic revaluations are generally based on the appraised value of the property and may include additional liquidity adjustments based upon the expected retention period. BB&T’s policies require that valuations be updated at least annually and that upon foreclosure, the valuation must not be more than six months old, otherwise an updated appraisal is required. Routine maintenance costs, other costs of ownership, subsequent declines in fair value and net losses on disposal are included in foreclosed property expense.

ACL

The ACL includes the ALLL and the RUFC. The ACL represents management’s best estimate of probable credit losses inherent in the loan and lease portfolios and off-balance sheet lending commitments at the balance sheet date. Estimates for loan and lease losses are determined by analyzing historical loan and lease losses, historical loan and lease migration to charge-off experience, current trends in delinquencies and charge-offs, expected cash flows on PCI loans, current assessment of impaired loans and leases, the results of regulatory examinations and changes in the size, composition and risk assessment of the loan and lease portfolio. As part of this process, BB&T develops a series of loss estimate factors, which are modeled projections of the frequency, timing and severity of losses. Changes to the ACL are made by charges to the provision for credit losses, which is reflected in the Consolidated Statements of Income. Loan or lease balances deemed to be uncollectible are charged off against the ALLL. Recoveries of amounts previously charged off are credited to the ALLL. The methodology used to determine the RUFC is inherently similar to that used to determine the collectively evaluated component of the ALLL, adjusted for factors specific to binding commitments, including the probability of funding and exposure at default. While management uses the best information available to establish the ACL, future adjustments may be necessary if economic conditions differ substantially from the assumptions used in computing the ACL or, if required by regulators based upon information available to them at the time of their examinations.

Accounting standards require the presentation of certain disclosure information at the portfolio segment level, which represents the level at which an entity develops and documents a systematic methodology to determine its ACL. BB&T concluded that its loan and lease portfolio consists of three portfolio segments; commercial, retail and PCI. The commercial portfolio segment was identified based on the risk-based approach used to estimate the ALLL for the vast majority of these loans. The retail portfolio segment was identified based on the delinquency-based approach used to estimate the ALLL. The PCI portfolio segment was identified based on the expected cash flows approach used to estimate the ALLL. See the "Loans and ACL" note for additional information about the classes of financing receivables included within each of these loan portfolio segments.

The entire amount of the ACL is available to absorb losses on any loan category or lending-related commitment.

The following provides a description of accounting policies and methodologies related to each of the portfolio segments:

Commercial

The vast majority of loans in the commercial lending portfolio are assigned risk ratings based on an assessment of conditions that affect the borrower’s ability to meet contractual obligations under the loan agreement. This process includes reviewing borrowers’ financial information, historical payment experience, credit documentation, public information, and other information specific to each borrower. Risk ratings are reviewed on an annual basis for all credit relationships with total credit exposure of $1 million or more, or at any point management becomes aware of information affecting the borrowers’ ability to fulfill their obligations.

Risk Rating	Description
Pass	Loans not considered to be problem credits
Special Mention	Loans that have a potential weakness deserving management’s close attention
Substandard	Loans for which a well-defined weakness has been identified that may put full collection of contractual cash flows at risk

For commercial clients with total credit exposure less than $1 million, BB&T has developed an automated loan review system to identify and proactively manage accounts with a higher risk of loss. The "score" produced by this automated system is updated monthly.

To establish a reserve, BB&T's policy is to review all commercial lending relationships with an outstanding nonaccrual balance of $3 million or more. While this review is largely focused on the borrower’s ability to repay the loan, BB&T also considers the capacity and willingness of a loan’s guarantors to support the debt service on the loan as a secondary source of repayment. When a guarantor exhibits the documented capacity and willingness to support the loan, BB&T may consider extending the loan maturity and/or temporarily deferring principal payments if the ultimate collection of both principal and interest is not in question. In these cases, BB&T may deem the loan to not be impaired due to the documented capacity and willingness of the guarantor to repay the loan. Loans are considered impaired when the borrower (or guarantor in certain circumstances) does not have the cash flow capacity or willingness to service the debt according to contractual terms, or it does not appear reasonable to assume that the borrower will continue to pay according to the contractual agreement. BB&T establishes a specific reserve for each loan that has been deemed impaired based on the criteria outlined above. The amount of the reserve is based on the present value of expected cash flows discounted at the loan’s effective interest rate and/or the value of collateral, net of costs to sell. In addition, BB&T reviews any collateral-dependent commercial loan balances between $1 million and $3 million to establish a specific reserve based on the underlying collateral value, net of costs to sell.

BB&T also has a review process related to TDRs and other commercial impaired loans. In connection with this process, BB&T establishes reserves related to these loans that are calculated using an expected cash flow approach. These discounted cash flow analyses incorporate adjustments to future cash flows that reflect management’s best estimate of the default risk related to TDRs based on a combination of historical experience and management judgment.

BB&T also maintains reserves for collective impairment that reflect an estimate of losses related to non-impaired commercial loans as of the balance sheet date. Embedded loss estimates for BB&T’s commercial loan portfolio are based on estimated migration rates, which are based on historical experience, and current risk mix as indicated by the risk grading or scoring process described above. Embedded loss estimates may be adjusted to reflect current economic conditions and current portfolio trends including credit quality, concentrations, aging of the portfolio, and significant policy and underwriting changes.

Retail

The majority of the ALLL related to the retail lending portfolio is calculated on a collective basis using delinquency status, which is the primary factor considered in determining whether a retail loan should be classified as nonaccrual. Embedded loss estimates for BB&T’s retail lending portfolio are based on estimated migration rates that are developed based on historical experience, and current risk mix as indicated by prevailing delinquency rates. These estimates may be adjusted to reflect current economic conditions and current portfolio trends. The remaining portion of the ALLL related to the retail lending portfolio relates to loans that have been deemed impaired based on their classification as a TDR at the balance sheet date. BB&T establishes specific reserves related to these TDRs using an expected cash flow approach. The ALLL for retail TDRs is based on discounted cash flow analyses that incorporate adjustments to future cash flows that reflect management’s best estimate of the default risk related to TDRs based on a combination of historical experience and management judgment.

PCI

PCI loans (including all loans acquired in an FDIC-assisted transaction) are aggregated into loan pools based upon common risk characteristics. The ALLL for each loan pool is based on an analysis that is performed each period to estimate the expected cash flows. To the extent that the expected cash flows of a loan pool have decreased due to credit deterioration, BB&T establishes an ALLL.

Assets Acquired from the FDIC and Related FDIC Loss Share Receivable/Payable

Certain loans, securities and other assets were acquired from the FDIC in connection with the Colonial transaction and were previously divided between two loss sharing agreements, the single family loss share agreement and the commercial loss share agreement. During 2014, the loss sharing provisions related to the commercial loss share agreement expired, but certain gain/recovery sharing was to occur through September 2017. During the third quarter of 2016, the loss share agreements were terminated. Refer to the "Securities" note and the "Loans and ACL" note for additional information. The FDIC loss share receivable included amounts related to net reimbursements that were expected to be received from the FDIC and was included in other assets on the Consolidated Balance Sheets for periods prior to the termination. The recognized amounts related to expected future payments to the FDIC, including any amounts that resulted from the aggregate loss calculation, were included in accounts payable and other liabilities for periods prior to the termination.

The income statement effect of the changes in the FDIC loss share receivable/payable included the accretion due to discounting and changes in expected net reimbursements. Decreases in expected net reimbursements, including the amounts expected to be paid to the FDIC as a result of the aggregate loss calculation, were recognized in income prospectively over the term of the loss share agreements consistent with the approach taken to recognize increases in cash flows on acquired loans. Increases in expected reimbursements were recognized in income in the same period that the provision for credit losses for the related loans was recognized. Subsequent to the recognition of ALLL related to specific assets, any decrease in expected net reimbursement was recognized in income in the same period that the provision for loan losses for the related loans was released.

Premises and Equipment

Premises, equipment, capital leases and leasehold improvements are stated at cost less accumulated depreciation and amortization. Land is stated at cost. In addition, purchased software and costs of computer software developed for internal use are capitalized provided certain criteria are met. Depreciation and amortization are computed principally using the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized on a straight-line basis over the lesser of the lease terms, including certain renewals that were deemed probable at lease inception, or the estimated useful lives of the improvements. Capitalized leases are amortized using the same methods as premises and equipment over the estimated useful lives or lease terms, whichever is less. Obligations under capital leases are amortized using the effective interest method to allocate payments between principal reduction and interest expense. Rent expense and rental income on operating leases is recorded using the straight-line method over the appropriate lease terms.

Bank-Owned Life Insurance

Life insurance policies on certain directors, officers, and employees, for which BB&T is the owner and beneficiary are stated at the cash surrender value within other assets in the Consolidated Balance Sheet. Changes in cash surrender value and proceeds from insurance benefits are recorded in income from bank-owned life insurance in the Consolidated Statements of Income.

Income Taxes

Deferred income taxes have been provided when different accounting methods have been used in determining income for income tax purposes and for financial reporting purposes. Deferred tax assets and liabilities are recognized based on future tax consequences attributable to differences between the financial statement carrying values of assets and liabilities and their tax bases. In the event of changes in the tax laws, deferred tax assets and liabilities are adjusted in the period of the enactment of those changes, with the cumulative effects included in the current year’s income tax provision. Net deferred tax assets are included in other assets, and net deferred tax liabilities are included in accounts payable and other liabilities, in the Consolidated Balance Sheets.

Interest and penalties related to income taxes are recognized as a component of the provision for income taxes in the Consolidated Statements of Income.

Derivative Financial Instruments

A derivative is a financial instrument that derives its cash flows, and therefore its value, by reference to an underlying instrument, index or referenced interest rate. These instruments include interest rate swaps, caps, floors, collars, financial forwards and futures contracts, swaptions, when-issued securities, foreign exchange contracts and options written and purchased. BB&T uses derivatives primarily to manage economic risk related to securities, commercial loans, MSRs and mortgage banking operations, long-term debt and other funding sources. BB&T also uses derivatives to facilitate transactions on behalf of its clients. The fair value of derivatives in a gain or loss position is included in other assets or liabilities, respectively, on the Consolidated Balance Sheets. Cash collateral posted for derivative instruments in a loss position is included in restricted cash on the Consolidated Balance Sheets.

BB&T classifies its derivative financial instruments as either (1) a fair value hedge - hedge of an exposure to changes in the fair value of a recorded asset or liability, (2) a cash flow hedge - hedge of an exposure to changes in the cash flows of a recognized asset, liability or forecasted transaction, (3) a hedge of a net investment in a subsidiary, or (4) derivatives not designated as hedges. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings. BB&T has master netting agreements with the derivatives dealers with which it does business, but BB&T presents gross assets and liabilities on the Consolidated Balance Sheets.

BB&T uses the long-haul method to assess hedge effectiveness. At inception and at least quarterly over the life of the hedge, BB&T documents its analysis of actual and expected hedge effectiveness. This analysis includes techniques such as regression analysis and hypothetical derivatives to demonstrate that the hedge has been, and is expected to be, highly effective in off-setting corresponding changes in the fair value or cash flows of the hedged item. For a qualifying fair value hedge, changes in the value of the derivatives that have been highly effective as hedges are recognized in current period earnings along with the corresponding changes in the fair value of the designated hedged item attributable to the risk being hedged. For a qualifying cash flow hedge, changes in the fair value of the derivatives that have been highly effective are recognized in OCI until the related cash flows from the hedged item are recognized in earnings.

For either fair value hedges or cash flow hedges, ineffectiveness may be recognized to the extent that changes in the value of the derivative instruments do not perfectly offset changes in the value of the hedged items. If the hedge ceases to be highly effective, BB&T discontinues hedge accounting and recognizes the interim changes in fair value in current period earnings. If a derivative that qualifies as a fair value or cash flow hedge is terminated or de-designated, the cumulative changes in value are recognized in income over the life of the hedged item (fair value hedge) or in the period in which the hedged item affects earnings (cash flow hedge). Immediate recognition in earnings is required upon sale or extinguishment of the hedged item (fair value hedge) or if it is probable that the hedged cash flows will not occur (cash flow hedge).

Derivatives used to manage economic risk not designated as hedges are primarily economic risk management instruments used to manage economic risk from MSRs and mortgage banking operations, with gains or losses included in mortgage banking income. In connection with its mortgage banking activities, BB&T enters into loan commitments to fund residential mortgage loans at specified rates and for specified periods of time. To the extent that BB&T’s interest rate lock commitments relate to loans that will be held for sale upon funding, they are also accounted for as derivatives, with gains or losses included in mortgage banking income. Gains and losses on other derivatives used to manage economic risk are primarily associated with client derivative activity and are included in other income.

Credit risk resulting from derivatives arises when amounts receivable from a counterparty exceed those payable to the same counterparty, taking into account posted collateral. The risk of loss with respect to over-the-counter derivatives, eligible margin loans and repurchase-style transactions is addressed by subjecting counterparties to a credit review and approval process similar to the process in making loans or other extensions of credit and/or by requiring collateral.

Derivative dealer counterparties operate under agreements to provide cash and/or highly liquid securities on a daily basis for unsecured credit exposure beyond negotiated limits, while client derivatives that are associated with loans are cross-collateralized with the loan.

BB&T only transacts with dealer counterparties that are national market makers with strong credit standings and requires liquid collateral (cash or government securities) to secure credit exposure. Due to these factors, the fair value of derivatives with dealer counterparties is primarily based on the interest rate mark of each trade. The fair value of interest rate derivatives with clients includes a credit valuation adjustment.

Collateral obtained to secure margin loans includes equities, corporate and municipal securities, and repurchase-style transactions are generally secured by government and agency securities. The value of collateral for margin loans and repurchase-style transactions is monitored daily with settlement required when changes in value exceed established limits by counterparty. Due to the liquid nature of collateral, the frequency of transactions and collateral monitoring, a reserve for credit loss is established only when a risk of loss is identified.

Goodwill and Other Intangible Assets

Goodwill represents the cost in excess of the fair value of net assets acquired (including identifiable intangibles) in transactions accounted for as business combinations. BB&T allocates goodwill to the reporting unit(s) that receives significant benefits from the acquisition. Goodwill is tested at least annually for impairment as of October 1st each year and more frequently if circumstances exist that indicate a possible reduction in the fair value of the business below its carrying value. BB&T measures impairment using the present value of estimated future cash flows. Discount rates are based upon the cost of capital specific to the industry in which the reporting unit operates. If the carrying value of the reporting unit exceeds its fair value, a second analysis is performed to measure the fair value of all assets and liabilities. If, based on the second analysis, it is determined that the fair value of the assets and liabilities of the reporting unit is less than the carrying value, BB&T would recognize impairment for the excess of carrying value over fair value.

CDI and other intangible assets include premiums paid for acquisitions of core deposits and other identifiable intangible assets. Intangible assets other than goodwill, which are determined to have finite lives, are amortized based upon the estimated economic benefits received.

MSRs

BB&T has two primary classes of MSRs for which it separately manages the economic risks: residential and commercial. Both classes of MSRs are recorded on the Consolidated Balance Sheets primarily at fair value with changes in fair value recorded as a component of mortgage banking income. Various derivative instruments are used to mitigate the income statement effect of changes in fair value due to changes in valuation inputs and assumptions of the MSRs.

Equity-Based Compensation

BB&T maintains various equity-based compensation plans that provide for the granting of stock options (incentive and nonqualified), stock appreciation rights, restricted stock, RSUs, performance units and performance shares to selected employees and directors. BB&T values share-based awards at the grant date fair value and recognizes the expense over the requisite service period taking into account retirement eligibility.

Pension and Postretirement Benefit Obligations

BB&T offers various pension plans and postretirement benefit plans to employees. Calculation of the obligations and related expenses under these plans requires the use of actuarial valuation methods and assumptions. The discount rate assumption used to measure the postretirement benefit obligations is set by reference to a high quality corporate bond yield curve and the individual characteristics of the plan such as projected cash flow patterns and payment durations. The expected long-term rate of return on assets is based on the expected returns for each major asset class in which the plan invests, adjusted for the weight of each asset class in the target mix.

Insurance Income

Insurance commission revenue is generally recognized at the later of the billing date or the effective date of the related insurance policies. Insurance premiums from underwriting activities are recognized as income over the policy term. The portion of premiums that will be earned in the future is deferred and included in accounts payable and other liabilities in the Consolidated Balance Sheets.

Segments

Segment results are presented based on internal management accounting policies that were designed to support BB&T’s strategic objectives. The Other, Treasury and Corporate segment includes financial data from subsidiaries below the quantitative and qualitative thresholds requiring disclosure. Refer to the "Operating Segments" note for additional disclosures.

Changes in Accounting Principles and Effects of New Accounting Pronouncements

Standards Adopted During Year Ended December 31, 2016 - BB&T adopted the following guidance effective January 1, 2016 (unless otherwise specified), none of which were material to the consolidated financial statements:

Derivatives and Hedging (adopted March 2016) - clarified that derivative instrument novations do not require dedesignation of the related hedging relationship provided that all other hedge accounting criteria continue to be met.

Fair Value Measurement - eliminated the requirement to classify in the fair value hierarchy any investments for which fair value is measured at net asset value per share using the practical expedient.

Internal-Use Software - requires the software license element of a cloud computing arrangement be accounted for consistent with the acquisition of other software licenses; otherwise, the arrangement should be accounted for as a service contract.

Debt Issuance Costs - requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability.

Consolidation - provides an additional requirement for a limited partnership or similar entity to qualify as a voting interest entity, amending the criteria for consolidating such an entity and eliminating the deferral provided under previous guidance for investment companies. In addition, the new guidance amends the criteria for evaluating fees paid to a decision maker or service provider as a variable interest and amends the criteria for evaluating the effect of fee arrangements and related parties on a VIE primary beneficiary determination.

Standards Adopted Subsequent to December 31, 2016 or Not Yet Adopted - the adoption of the guidance was not material, or for standards not yet adopted is not expected to be material, to the consolidated financial statements unless otherwise specified:

Stock Compensation (adopted January 1, 2017) - eliminates the concept of additional paid-in capital pools for equity-based awards and requires that the related excess tax benefits and tax deficiencies be classified as an operating activity in the statement of cash flows. The guidance also allows entities to make a one-time policy election to account for forfeitures when they occur, instead of accruing compensation cost based on the number of awards expected to vest. Additionally, the guidance changes the requirement for an award to qualify for equity classification by permitting tax withholding up to the maximum statutory tax rate instead of the minimum statutory tax rate. Cash paid by an employer when directly withholding shares for tax withholding purposes should be classified as a financing activity in the Statement of Cash Flows. The Company has elected to account for forfeitures of equity-based awards when they occur.

Investments (adopted January 1, 2017) - eliminates the requirement to retroactively adjust the financial statements when a change in ownership or influence causes an existing investment to qualify for the equity method of accounting. Also requires the investor to add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting.

Derivatives and Hedging (adopted January 1, 2017) - clarifies that an exercise contingency does not need to be evaluated to determine whether it relates to interest rates and credit risk in an embedded derivative analysis. An entity performing the assessment will be required to assess the embedded call or put options solely in accordance with the pre-existing decision sequence.

Business Combinations (adopted January 1, 2017) - provides clarification on the definition of a business and provides criteria to aid in the assessment of whether an integrated set of assets and activities constitutes a business.

Statement of Cash Flows - requires restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The adoption of this guidance will only affect the Consolidated Statements of Cash Flows.

Statement of Cash Flows - clarifies the classification within the statement of cash flows for certain transactions, including debt extinguishment costs, zero-coupon debt, contingent consideration related to business combinations, insurance proceeds, equity method distributions and beneficial interests in securitizations. The guidance also clarifies that cash flows with aspects of multiple classes of cash flows or that cannot be separated by source or use should be classified based on the activity that is likely to be the predominant source or use of cash flows for the item. This guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years.

Liabilities - requires companies to recognize breakage on prepaid stored-value products in accordance with the recently issued guidance on Revenue from Contracts with Customers. This guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years.

Revenue from Contracts with Customers - requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Because the guidance does not apply to revenue associated with financial instruments, including loans and securities, the new guidance is not expected to have a material impact on the components of the Consolidated Statement of Income most closely associated with financial instruments, including securities gains/losses and interest income. The Company is currently evaluating this guidance to determine the impact on other components of noninterest income.

Financial Instruments - requires the majority of equity investments to be measured at fair value with changes in fair value recognized in net income, excluding equity investments that are consolidated or accounted for under the equity method of accounting. The new guidance allows equity investments without readily determinable fair values to be measured at cost minus impairment, with a qualitative assessment required to identify impairment. For financial instruments recorded at amortized cost, the new guidance requires public companies to use exit prices to measure the fair value for disclosure purposes, eliminates the disclosure requirements related to measurement assumptions and requires separate presentation of financial assets and liabilities based on form and measurement category. In addition, for liabilities measured at fair value under the fair value option, the changes in fair value due to changes in instrument-specific credit risk should be recognized in OCI. This guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years.

Leases - requires lessees to recognize assets and liabilities related to certain operating leases on the balance sheet. The new guidance also requires additional disclosures by lessees and contains targeted changes to accounting by lessors. This guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Upon adoption, the Company expects to report higher assets and liabilities as a result of including additional leases on the Consolidated Balance Sheet.

Credit Losses - replaces the incurred loss impairment methodology in current GAAP with an expected credit loss methodology and requires consideration of a broader range of information to determine credit loss estimates. Financial assets measured at amortized cost will be presented at the net amount expected to be collected by using an allowance for credit losses. Purchased credit deteriorated loans will receive an allowance account for expected credit losses at the acquisition date that represents a component of the purchase price allocation. Credit losses relating to AFS debt securities will be recorded through an allowance for expected credit losses, with such allowance limited to the amount by which fair value is below amortized cost. An allowance will be established for estimated credit losses on HTM securities. This guidance is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. Upon adoption, the Company expects that the ACL will likely be materially higher; however, the Company is still in the process of determining the magnitude of the increase and its impact on the Consolidated Financial Statements.

Intangibles—Goodwill and Other - simplifies the measurement of goodwill impairment. An entity will no longer perform a hypothetical purchase price allocation to measure goodwill impairment. Instead, impairment will be measured using the difference between the carrying amount and the fair value of the reporting unit. This guidance is effective for impairment tests in fiscal years beginning after December 15, 2019 and interim periods within those fiscal years.